Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) - TWD ($) $ in Millions		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jul. 31, 2017	Aug. 15, 1996
Commitments And Contingencies [Line Items]
Unused letters of credit		$ 50
Commitment amount			$ 1,614
Contractual Consideration Payment [Member]
Commitments And Contingencies [Line Items]
Contractual consideration payment	$ 1,533
Top of Range [Member] | Next Commercial Bank Co Ltd [Member]
Commitments And Contingencies [Line Items]
Ownership interest in associates		25.00%
Piping Fund [Member]
Commitments And Contingencies [Line Items]
Commitment amount				$ 2,000
Commitment to contribute to a Piping Fund, amount contributed				$ 1,000
Commitment to contribute to a Piping Fund, remaining amount		$ 1,000
Land and buildings [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment		44
Telecommunications equipment [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment		$ 17,877